UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

ITEM 1.         REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim MFS® International Growth Portfolio

Semi-Annual Report

June 30, 2006

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

MAXIM MFS® INTERNATIONAL GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
UNAUDITED

ASSETS:
Investments in securities, market value (1)	$193,832,316
Cash denominated in foreign currencies (2)	185,308
Cash	16,851
Dividends receivable	525,014
Subscriptions receivable	376,839
Receivable for investments sold	753,430

Total assets	195,689,758

LIABILITIES:
Due to investment adviser	185,944
Redemptions payable	509,525
Payable to subcustodian	0
Payable for investments purchased	0

Total liabilities	695,469

NET ASSETS	$194,994,289

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,233,275
Additional paid-in capital	114,829,240
Net unrealized appreciation on investments	31,997,840
Undistributed net investment income	4,597,901
Accumulated net realized gain on investments	42,336,033

NET ASSETS	$194,994,289

NET ASSET VALUE PER OUTSTANDING SHARE	$15.81
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	150,000,000
Outstanding	12,332,747

(1) Cost of investments in securities:	$161,868,466
(2) Cost of cash denominated in foreign currencies:	151,318

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MFS® INTERNATIONAL GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
UNAUDITED

INVESTMENT INCOME:
Interest	$108,068
Dividends	7,394,254
Foreign withholding tax	(814,463)

Total income	6,687,859

EXPENSES:
Management fees	1,277,786

NET INVESTMENT INCOME	5,410,073

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	35,505,599
Change in net unrealized appreciation on investments	(16,400,186)

Net realized and unrealized gain on investments	19,105,413

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,515,486

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MFS® INTERNATIONAL GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2006 AND YEAR ENDED DECEMBER 31, 2005

	2006	2005
	UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$5,410,073	$2,050,991
Net realized gain on investments	35,505,599	19,476,082
Change in net unrealized appreciation on investments	(16,400,186)	5,545,759

Net increase in net assets resulting from operations	24,515,486	27,072,832

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	0	(2,447,430)
From net realized gains	0	(14,998,077)

Total distributions	0	(17,445,507)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	42,378,079	126,545,182
Reinvestment of distributions	0	17,445,507
Redemptions of shares	(110,096,351)	(108,485,071)

Net increase (decrease) in net assets resulting from share transactions	(67,718,272)	35,505,618

Total increase (decrease) in net assets	(43,202,786)	45,132,943

NET ASSETS:
Beginning of period	238,197,075	193,064,132

End of period (1)	$194,994,289	$238,197,075
	0	0
OTHER INFORMATION:

SHARES:
Sold	2,765,623	9,193,114
Issued in reinvestment of distributions	0	1,231,589
Redeemed	(7,253,891)	(7,813,097)

Net increase (decrease)	(4,488,268)	2,611,606

(1) Including undistributed (overdistributed) net investment income	$4,597,901	$(812,172)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MFS® INTERNATIONAL GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Six Months Ended	Year Ended December 31,		Period Ended December 31,
	June 30, 2006	2005	2004	2003 +
	UNAUDITED

Net Asset Value, Beginning of Period	$14.16	$13.59	$12.38	$10.00

Income from Investment Operations

Net investment income	0.42	0.13	0.09	0.01
Net realized and unrealized gain	1.23	1.53	2.30	2.57

Total Income From Investment Operations	1.65	1.66	2.39	2.58

Less Distributions

From net investment income	0.00	(0.15)	(0.12)	(0.01)
From net realized gains	0.00	(0.94)	(1.06)	(0.19)

Total Distributions	0.00	(1.09)	(1.18)	(0.20)

Net Asset Value, End of Period	$15.81		$14.16	$13.59	$12.38

Total Return	11.65%		12.37%	19.57%	25.89%

Net Assets, End of Period ($000)	$194,994		$238,197	$193,064	$166,896

Ratio of Expenses to Average Net Assets	1.20%	*	1.20%	1.20%	1.20%	*

Ratio of Net Investment Income to Average Net Assets	5.09%	*	0.93%	0.70%	0.15%	*

Portfolio Turnover Rate	29.13%		49.11%	56.99%	5.56%

+ The portfolio commenced operations on May 21, 2003.

Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MFS(R) INTERNATIONAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
30-Jun-06
UNAUDITED

COMMON STOCK

Shares Value ($)
--------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT --- 1.19%
120,300 Bridgestone Corp 2,317,909
$2,317,909

AUTOMOBILES --- 2.17%
80,500 Toyota Motor Corp 4,213,518
$4,213,518

BROADCAST/MEDIA --- 1.07%
108,000 Grupo Televisa SA 2,085,480
$2,085,480

BUILDING MATERIALS --- 1.87%
286,000 Asahi Glass Co Ltd 3,626,232
$3,626,232

CHEMICALS --- 5.31%
7,039 Air Liquide 1,371,173

22,089 Air Liquide Prime de Fidelite (delta) 4,305,184
67,260 Bayer AG 3,091,880
21,300 Nitto Denko Corp 1,516,908
$10,285,145

COMMUNICATIONS - EQUIPMENT --- 1.42%
829,820 Ericsson LM Class B 2,744,255
$2,744,255

COSMETICS & PERSONAL CARE --- 1.54%
74,000 Kao Corp 1,936,648
11,000 L'Oreal SA* 1,039,037
$2,975,685

DISTRIBUTORS --- 0.70%
671,200 Li & Fung Ltd 1,356,867
$1,356,867

ELECTRIC COMPANIES --- 3.25%
33,560 E. on AG 3,864,102
70,720 Iberdrola SA 2,435,938
$6,300,040

ELECTRONIC INSTRUMENTS & EQUIP --- 5.43%
11,800 Fanuc Ltd* 1,059,979
61,560 Legrand SA 1,732,244
61,200 Omron Corp 1,558,878
19,610 Samsung Electronics Co Ltd 6,167,345
$10,518,446

FINANCIAL SERVICES --- 0.80%
6,360 Orix Corp 1,553,321
$1,553,321

FOOD & BEVERAGES --- 5.38%
206,930 Diageo PLC 3,480,275
22,125 Nestle SA 6,949,409
$10,429,684

FOREIGN BANKS --- 13.75%
192,780 Banco Bilbao Vizcaya Argentaria SA 3,964,931
388,010 Bangkok Bank Public Co Ltd 1,078,936
106,281 Credit Agricole SA 4,044,178
29,280 Erste Bank der Oesterreichischen Sparkassen AG 1,647,826
30,884 Julius Baer Holding AG Ltd 2,682,819
2,426,500 PT Bank Central Asia 1,074,016
384,000 Shinsei Bank Ltd 2,432,716
45,600 Svenska Handelsbanken AB Class A 1,175,364
49,388 UBS AG 5,413,269
401,260 UnCredito Italiano SpA 3,140,978
$26,655,033

GOLD, METALS & MINING --- 0.53%
43,080 Companhia Vale do Rio Doce ADR 1,035,643
$1,035,643

HOUSEHOLD GOODS --- 3.66%
190,260 Reckitt Benckiser PLC 7,103,481

$7,103,481

INSURANCE RELATED --- 7.34%
171,510 AXA 5,629,033
79,340 Assicurazioni Generali SpA 2,890,146
156,116 QBE Insurance Group Ltd 2,378,208
47,677 Swiss Re 3,332,379
$14,229,766

LEISURE & ENTERTAINMENT --- 3.47%
299,876 Ladbrokes PLC 2,259,731
384,520 William Hill PLC 4,465,458
$6,725,189

MACHINERY --- 3.41%
63,437 Schneider SA 6,612,838
$6,612,838

MANUFACTURING --- 0.83%
98,060 Smiths Group PLC* 1,614,779
$1,614,779

MEDICAL PRODUCTS --- 1.47%
232,160 Smith & Nephew PLC 1,787,019
8,740 Synthes Inc 1,054,476
$2,841,495

MISCELLANEOUS --- 2.12%
41,490 LVMH 4,118,061

$4,118,061

OFFICE EQUIPMENT & SUPPLIES --- 3.42%
75,150 Canon Inc 3,683,952
150,000 Ricoh Co Ltd 2,942,590
$6,626,542

OIL & GAS --- 5.07%
1,792,500 CNOOC Ltd 1,430,990
87,990 Royal Dutch Shell PLC 2,962,993
82,480 Total SA 5,427,773
$9,821,756

PHARMACEUTICALS --- 9.99%
6,890 Actelion Ltd* 694,326
50,440 AstraZeneca Group PLC 3,043,544
173,290 Glaxosmithkline PLC 4,842,007
39,580 Roche Holding AG 6,542,983
43,440 Sanofi-Aventis 4,239,377
$19,362,237

RAILROADS --- 0.87%
38,520 Canadian National Railway Co 1,685,250
$1,685,250

RETAIL --- 4.16%
259,000 Esprit Holdings Ltd 2,114,340
56,620 Next PLC 1,709,793
685,290 Tesco PLC 4,235,778

$8,059,911

SPECIALIZED SERVICES --- 3.22%
16,890 Pernod-Ricard SA 3,348,490
239,430 WPP Group PLC 2,897,848
$6,246,338

TELEPHONE & TELECOMMUNICATIONS --- 2.49%
12,420 Fastweb* 539,800
1,149,000 Hutchinson Telecommunications International Ltd* 1,849,336
1,514,057 Singapore Telecommunications Ltd 2,429,608
$4,818,744

TOYS --- 1.44%
16,600 Nintendo Co Ltd 2,785,040
$2,785,040

UTILITIES --- 1.56%
106,730 BG Group PLC 1,426,962
337,000 Tokyo Gas Co 1,587,233
$3,014,195

TOTAL COMMON STOCK --- 98.93% $191,762,880
(Cost $159,799,030)
SHORT-TERM INVESTMENTS

Par Value ($) Value ($)
--------------------------------------------------------------------------------

2,070,000 Federal Home Loan Bank 2,069,436
4.970%, July 3, 2006

TOTAL SHORT-TERM INVESTMENTS --- 1.07% $2,069,436
(Cost $2,069,436)

TOTAL MAXIM MFS(R) INTERNATIONAL GROWTH PORTFOLIO --- 100% $193,832,316
(Cost $161,868,466)

Legend
* Non-income Producing Security
(delta) Security is fair valued at June 30, 2006.
ADR - American Depository Receipt See Attached Summary of Investments by
Country.

See Notes to Financial Statements.


MAXIM SERIES FUND, INC.

MAXIM MFS(R) INTERNATIONAL GROWTH PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
30-Jun-06

UNAUDITED

% of Portfolio
Country Value ($) Investments
---------------------------- ----------------------- --------------------
Australia $ 2,378,208 1.23%
Austria 1,647,826 0.85%
Brazil 1,035,643 0.53%
Canada 1,685,250 0.87%
France 41,867,388 21.61%
Germany 6,955,982 3.59%
Hong Kong 6,751,533 3.48%
Indonesia 1,074,016 0.55%
Italy 6,570,924 3.39%
Japan 31,214,924 16.10%
Korea 6,167,345 3.18%
Mexico 2,085,480 1.08%
Singapore 2,429,608 1.25%
Spain 6,400,869 3.30%
Sweden 3,919,619 2.02%
Switzerland 26,669,661 13.76%
Thailand 1,078,936 0.56%
United Kingdom 41,829,668 21.58%
United States 2,069,436 1.07%
----------------------- --------------------
$ 193,832,316 100.00%
======================= ====================


MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX (R) PORTFOLIO
SCHEDULE OF INVESTMENTS
30-Jun-06
UNAUDITED

COMMON STOCK

Shares Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.41%
48,818 Boeing Co 3,998,682
24,654 General Dynamics Corp 1,613,851
7,552 Goodrich Corp 304,270
50,518 Honeywell International Inc 2,035,875
7,450 L-3 Communications Holdings Inc 561,879
21,628 Lockheed Martin Corp 1,551,593
20,958 Northrop Grumman Corp 1,342,569
27,203 Raytheon Co 1,212,438

10,442 Rockwell Collins Inc 583,395
61,692 United Technologies Corp 3,912,507
$17,117,059

AGRICULTURE --- 0.43%
39,924 Archer-Daniels-Midland Co 1,648,063
16,499 Monsanto Co 1,389,051
$3,037,114

AIR FREIGHT --- 1.11%
18,632 FedEx Corp 2,177,336
3,742 Ryder System Inc 218,645
66,165 United Parcel Service Inc Class B 5,447,364
$7,843,345

AIRLINES --- 0.10%
43,082 Southwest Airlines Co 705,252
$705,252

AUTO PARTS & EQUIPMENT --- 0.16%
3,736 Cooper Tire & Rubber Co ^^ 41,619
10,766 Goodyear Tire & Rubber Co ^^* 119,503
11,906 Johnson Controls Inc 978,911
$1,140,033

AUTOMOBILES --- 0.26%
114,424 Ford Motor Co ^^ 792,958
34,503 General Motors Corp ^^ 1,027,844
$1,820,802

BANKS --- 6.06%
21,093 AmSouth Bancorp 557,910
33,563 BB&T Corp 1,395,885
278,395 Bank of America Corp (1) 13,390,800
9,921 Comerica Inc 515,793
11,250 Commerce Bancorp Inc ^^ 401,288
7,900 Compass Bancshares Inc 439,240
33,933 Fifth Third Bancorp 1,253,824
7,510 First Horizon National Corp 301,902
14,954 Huntington Bancshares Inc 352,615
24,646 KeyCorp 879,369
4,820 M&T Bank Corp ^^ 568,374
13,749 Marshall & Ilsley Corp ^^ 628,879
33,099 National City Corp 1,197,853
28,345 North Fork Bancorp Inc 855,169
18,077 PNC Financial Services Group 1,268,463
27,839 Regions Financial Corp 922,028
22,188 SunTrust Banks Inc 1,692,057
19,678 Synovus Financial Corp 526,977
108,564 US Bancorp 3,352,456
98,142 Wachovia Corp 5,307,519
102,489 Wells Fargo & Co 6,874,962
6,500 Zions Bancorp 506,610
$43,189,973

BIOTECHNOLOGY --- 1.27%
71,942 Amgen Inc* 4,692,777
11,265 Applera Corp - Applied Biosystems Group 364,423

20,968 Biogen Idec Inc* 971,447
15,866 Genzyme Corp* 968,619
27,750 Gilead Sciences Inc* 1,641,690
15,152 MedImmune Inc ^^* 410,619
$9,049,575

BROADCAST/MEDIA --- 1.00%
47,088 CBS Corp 1,273,730
30,702 Clear Channel Communications Inc 950,227
128,911 Comcast Corp* 4,220,546
5,200 EW Scripps Co 224,328
13,579 Univision Communications Inc Class A* 454,897
$7,123,728

BUILDING MATERIALS --- 0.23%
10,813 American Standard Cos Inc 467,879
24,201 Masco Corp 717,318
6,135 Vulcan Materials Co 478,530
$1,663,727

CHEMICALS --- 1.30%
13,699 Air Products & Chemicals Inc 875,640
4,341 Ashland Inc 289,545
58,658 Dow Chemical Co 2,289,422
56,202 EI du Pont de Nemours & Co 2,338,003
5,011 Eastman Chemical Co ^^ 270,594
11,125 Ecolab Inc 451,453
6,901 Hercules Inc* 105,309
4,823 International Flavors & Fragrances Inc 169,963

10,131 PPG Industries Inc 668,646
19,718 Praxair Inc 1,064,772
8,862 Rohm & Haas Co 444,163
4,082 Sigma-Aldrich Corp 296,516
$9,264,026
COMMUNICATIONS - EQUIPMENT --- 2.65%
7,117 ADC Telecommunications Inc* 119,993
9,710 Andrew Corp* 86,031
25,072 Avaya Inc* 286,322
35,817 CIENA Corp* 172,280
372,393 Cisco Systems Inc (1)* 7,272,835
12,292 Comverse Technology Inc* 243,013
95,006 Corning Inc* 2,298,195
102,746 JDS Uniphase Corp ^^* 259,947
273,278 Lucent Technologies Inc* 661,333
150,672 Motorola Inc 3,036,041
102,242 QUALCOMM Inc 4,096,837
27,314 Tellabs Inc* 363,549
$18,896,376

COMPUTER HARDWARE & SYSTEMS --- 3.35%
51,908 Apple Computer Inc* 2,964,985
138,545 Dell Inc* 3,381,883
144,257 EMC Corp* 1,582,499
16,090 Gateway Inc* 30,571
170,170 Hewlett-Packard Co 5,390,986
94,590 International Business Machines Corp (1) 7,266,404
6,431 Lexmark International Group Inc Class A ^^* 359,043
11,076 NCR Corp* 405,825

22,801 Network Appliance Inc* 804,875
9,816 QLogic Corp 169,228
11,900 Sandisk Corp* 606,662
213,359 Sun Microsystems Inc* 885,440
$23,848,401

COMPUTER SOFTWARE & SERVICES --- 5.55%
36,498 Adobe Systems Inc* 1,108,079
7,250 Affiliated Computer Services Inc Class A* 374,173
14,110 Autodesk Inc* 486,231
35,177 Automatic Data Processing Inc 1,595,277
12,949 BMC Software Inc* 309,481
27,813 CA Inc 571,557
11,115 Citrix Systems Inc* 446,156
11,454 Computer Sciences Corp* 554,832
22,992 Compuware Corp* 154,046
8,533 Convergys Corp* 166,394
18,684 Electronic Arts Inc* 804,159
31,626 Electronic Data Systems Corp 760,922
46,723 First Data Corp 2,104,404
10,711 Fiserv Inc* 485,851
12,582 Google Inc* 5,276,010
10,451 Intuit Inc 631,136
34,500 Juniper Networks Inc* 551,655
535,224 Microsoft Corp (1) 12,470,719
20,644 Novell Inc ^^* 136,870
237,586 Oracle Corp* 3,442,621
6,793 Parametric Technology Corp* 86,339
20,408 Paychex Inc 795,504

8,088 Sabre Holdings Corp 177,936
63,122 Symantec Corp* 980,916
20,890 Unisys Corp ^^* 131,189
14,950 VeriSign Inc ^^* 346,392
76,464 Yahoo! Inc* 2,523,312
70,542 eBay Inc* 2,066,175
$39,538,336

CONGLOMERATES --- 4.04%
45,985 3M Co 3,714,208
634,391 General Electric Co (1) 20,909,527
7,929 Textron Inc 730,895
124,238 Tyco International Ltd 3,416,545
$28,771,175

CONTAINERS --- 0.17%
6,382 Ball Corp 236,389
6,386 Bemis Co Inc 195,539
8,595 Pactiv Corp* 212,726
4,965 Sealed Air Corp 258,577
6,752 Temple-Inland Inc ^^ 289,458
$1,192,689

COSMETICS & PERSONAL CARE --- 0.19%
4,646 Alberto-Culver Co Class B 226,353
27,480 Avon Products Inc 851,880
7,250 Estee Lauder Cos 280,358
$1,358,591

DISTRIBUTORS --- 0.27%
10,557 Genuine Parts Co 439,805
37,708 SYSCO Corp 1,152,356
4,657 WW Grainger Inc 350,346
$1,942,507

ELECTRIC COMPANIES --- 2.40%
9,960 Allegheny Energy Inc* 369,217
12,525 Ameren Corp 632,513
24,015 American Electric Power Co Inc 822,514
18,969 CenterPoint Energy Inc 237,113
14,982 Consolidated Edison Inc ^^ 665,800
10,818 DTE Energy Co 440,725
21,192 Dominion Resources Inc 1,584,950
19,864 Edison International 774,696
12,707 Entergy Corp 899,020
40,790 Exelon Corp 2,318,096
24,672 FPL Group Inc ^^ 1,020,927
20,111 FirstEnergy Corp 1,090,217
21,189 PG&E Corp 832,304
23,202 PPL Corp 749,425
6,057 Pinnacle West Capital Corp 241,735
15,418 Progress Energy Inc 660,970
45,280 Southern Co 1,451,224
12,709 TECO Energy Inc 189,872
28,192 TXU Corp 1,685,600
24,690 Xcel Energy Inc 473,554
$17,140,472

ELECTRONIC INSTRUMENTS & EQUIP --- 0.84%
25,969 Agilent Technologies Inc* 819,582
10,302 American Power Conversion Corp 200,786
5,665 Cooper Industries Inc 526,392
25,052 Emerson Electric Co 2,099,608
4,090 Harman International Industries Inc 349,163
10,845 Jabil Circuit Inc 277,632
8,671 Molex Inc ^^ 291,085
10,840 Rockwell Automation Inc 780,588
32,473 Sanmina - SCI Corp* 149,376
55,769 Solectron Corp* 190,730
15,477 Symbol Technologies Inc 166,997
5,064 Tektronix Inc 148,983
$6,000,922

ELECTRONICS - SEMICONDUCTOR --- 2.67%
29,516 Advanced Micro Devices Inc* 720,781
21,907 Altera Corp* 384,468
22,005 Analog Devices Inc 707,241
95,385 Applied Materials Inc 1,552,868
27,907 Broadcom Corp Class A 838,605
24,721 Freescale Semiconductor Inc* 726,797
354,877 Intel Corp 6,724,919
12,119 KLA-Tencor Corp 503,787
24,191 LSI Logic Corp* 216,509
18,508 Linear Technology Corp ^^ 619,833
19,550 Maxim Integrated Products Inc 627,751
44,217 Micron Technology Inc* 665,908
21,480 NVIDIA Corp 457,309

20,562 National Semiconductor Corp 490,404
7,722 Novellus Systems Inc* 190,733
12,583 PMC-Sierra Inc ^^* 118,280
12,067 Teradyne Inc* 168,093
95,055 Texas Instruments Inc 2,879,216
20,947 Xilinx Inc ^^ 474,450
$19,067,952

ENGINEERING & CONSTRUCTION --- 0.07%
5,342 Fluor Corp 496,432
$496,432

FINANCIAL SERVICES --- 6.28%
14,913 Ameriprise Financial Inc 666,164
47,083 Bank of New York Co Inc 1,516,073
12,150 CIT Group Inc 635,324
303,283 Citigroup Inc (1) 14,630,372
37,060 Countrywide Financial Corp 1,411,245
59,058 Fannie Mae (nonvtg) 2,840,690
5,133 Federated Investors Inc Class B 161,690
9,383 Franklin Resources Inc 814,538
42,144 Freddie Mac 2,402,629
15,660 Golden West Financial Corp 1,161,972
211,974 JPMorgan Chase & Co (1) 8,902,908
12,877 Janus Capital Group Inc 230,498
8,060 Legg Mason Inc 802,131
5,319 MGIC Investment Corp 345,735
25,224 Mellon Financial Corp 868,462
14,912 Moody's Corp 812,108

11,301 Northern Trust Corp 624,945
16,890 Principal Financial Group 939,929
22,935 Sovereign Bancorp Inc 465,810
20,269 State Street Corp 1,177,426
16,184 T Rowe Price Group Inc 611,917
58,611 Washington Mutual Inc 2,671,489
$44,694,055

FOOD & BEVERAGES --- 3.04%
47,143 Anheuser-Busch Co Inc 2,149,249
5,090 Brown-Forman Corp 363,681
11,277 Campbell Soup Co 418,489
125,014 Coca-Cola Co 5,378,102
18,482 Coca-Cola Enterprises Inc 376,478
31,645 ConAgra Foods Inc 699,671
12,100 Constellation Brands Inc* 302,500
8,300 Dean Foods Co* 308,677
21,702 General Mills Inc 1,121,125
20,450 HJ Heinz Co 842,949
10,848 Hershey Co ^^ 597,399
14,900 Kellogg Co 721,607
8,062 McCormick & Co Inc (nonvtg) 270,480
3,521 Molson Coors Brewing Co Class B 239,005
8,192 Pepsi Bottling Group Inc 263,373
100,808 PepsiCo Inc 6,052,512
46,342 Sara Lee Corp 742,399
15,350 Tyson Foods Inc Class A ^^ 228,101
13,533 Wm Wrigley Jr Co 613,857
$21,689,654

GOLD, METALS & MINING --- 1.02%
53,075 Alcoa Inc 1,717,507
5,338 Allegheny Technologies Inc ^^ 369,603
11,200 CONSOL Energy Inc 523,264
11,478 Freeport-McMoRan Copper & Gold Inc 635,996
27,390 Newmont Mining Corp 1,449,753
19,010 Nucor Corp 1,031,293
12,426 Phelps Dodge Corp 1,020,920
7,639 United States Steel Corp 535,647
$7,283,983

HEALTH CARE RELATED --- 2.70%
34,606 Aetna Inc 1,381,818
12,824 AmericsourceBergen Corp 537,582
7,313 CIGNA Corp 720,404
25,486 Cardinal Health Inc 1,639,514
27,000 Caremark Rx Inc 1,346,490
9,800 Coventry Health Care Inc 538,412
8,990 Express Scripts Inc Class A* 644,943
24,870 HCA Inc ^^ 1,073,141
14,682 Health Management Associates Inc Class A ^^ 289,382
10,071 Humana Inc* 540,813
12,178 IMS Health Inc 326,979
7,600 Laboratory Corp of America Holdings* 472,948
4,841 Manor Care Inc 227,091
18,552 McKesson Corp 877,139
18,407 Medco Health Solutions Inc* 1,054,353
8,450 Patterson Cos Inc ^^* 295,159

9,928 Quest Diagnostics Inc ^^ 594,886
28,710 Tenet Healthcare Corp* 200,396
82,190 UnitedHealth Group Inc 3,680,468
38,910 WellPoint Inc* 2,831,481
$19,273,399

HOMEBUILDING --- 0.24%
7,400 Centex Corp ^^ 372,220
16,550 DR Horton Inc 394,221
4,580 KB Home 209,993
8,500 Lennar Corp ^^ 377,145
12,982 Pulte Homes Inc ^^ 373,752
$1,727,331

HOTELS/MOTELS --- 0.45%
26,510 Carnival Corp ^^ 1,106,527
20,187 Hilton Hotels Corp 570,888
19,924 Marriott International Inc Class A 759,503
13,258 Starwood Hotels & Resorts Worldwide Inc 799,988
$3,236,906

HOUSEHOLD GOODS --- 2.50%
4,667 Black & Decker Corp 394,175
9,221 Clorox Co 562,204
31,409 Colgate-Palmolive Co 1,881,399
8,955 Fortune Brands Inc 635,895
28,076 Kimberly-Clark Corp 1,732,289
11,093 Leggett & Platt Inc ^^ 277,103
16,888 Newell Rubbermaid Inc 436,217

200,196 Procter & Gamble Co (1) 11,130,898
3,557 Snap-on Inc ^^ 143,774
4,313 Stanley Works 203,660
4,781 Whirlpool Corp 395,150
$17,792,764

INSURANCE RELATED --- 4.50%
19,864 ACE Ltd 1,004,920
30,428 AFLAC Inc 1,410,338
38,752 Allstate Corp 2,120,897
6,474 Ambac Financial Group Inc 525,041
158,497 American International Group Inc (1) 9,359,248
19,415 Aon Corp 676,030
25,324 Chubb Corp 1,263,668
10,550 Cincinnati Financial Corp 495,956
22,250 Genworth Financial Inc ^^ 775,190
18,507 Hartford Financial Services Group Inc 1,565,692
17,524 Lincoln National Corp 989,055
24,768 Loews Corp 878,026
8,204 MBIA Inc 480,344
33,504 Marsh & McLennan Cos Inc 900,923
46,308 MetLife Inc 2,371,433
47,736 Progressive Corp 1,227,293
30,003 Prudential Financial Inc 2,331,233
7,256 SAFECO Corp 408,876
42,469 St Paul Travelers Co Inc 1,893,268
6,121 Torchmark Corp 371,667
18,242 UnumProvident Corp 330,727


10,996 XL Capital Ltd Class A 674,055
$32,053,880

INVESTMENT BANK/BROKERAGE FIRM --- 2.35%
7,365 Bear Stearns Co Inc 1,031,689
62,921 Charles Schwab Corp 1,005,478
26,000 E*TRADE Financial Corp* 593,320
26,363 Goldman Sachs Group Inc 3,965,786
32,688 Lehman Brothers Holdings Inc 2,129,623
56,384 Merrill Lynch & Co Inc 3,922,071
65,339 Morgan Stanley 4,130,078
$16,778,045

LEISURE & ENTERTAINMENT --- 2.26%
5,752 Brunswick Corp 191,254
16,393 Harley-Davidson Inc 899,812
11,299 Harrah's Entertainment Inc 804,263
10,503 Hasbro Inc 190,209
20,705 International Game Technology 785,548
23,731 Mattel Inc 391,799
144,300 News Corp 2,767,674
261,222 Time Warner Inc 4,519,141
43,988 Viacom Inc Class B* 1,576,530
133,910 Walt Disney Co 4,017,300
$16,143,530

MACHINERY --- 1.56%
40,866 Caterpillar Inc 3,043,700
2,840 Cummins Inc 347,190
14,420 Danaher Corp 927,494
14,331 Deere & Co 1,196,495
12,421 Dover Corp 613,970
9,154 Eaton Corp 690,212
11,290 ITT Industries Inc 558,855
25,278 Illinois Tool Works Inc 1,200,705
20,090 Ingersoll-Rand Co 859,450
3,741 Navistar International Corp ^^* 92,066
10,196 PACCAR Inc 839,946
7,596 Pall Corp 212,688
7,362 Parker-Hannifin Corp 571,291
$11,154,062

MEDICAL PRODUCTS --- 1.75%
3,282 Bausch & Lomb Inc ^^ 160,949
39,962 Baxter International Inc 1,469,003
15,087 Becton Dickinson & Co 922,268
15,014 Biomet Inc 469,788
74,084 Boston Scientific Corp* 1,247,575
6,348 CR Bard Inc 465,054
7,600 Fisher Scientific International Inc* 555,180
9,538 Hospira Inc* 409,562
73,622 Medtronic Inc 3,454,344
3,247 Millipore Corp* 204,529
7,719 PerkinElmer Inc 161,327

21,988 St Jude Medical Inc* 712,851
17,850 Stryker Corp 751,664
9,979 Thermo Electron Corp* 361,639
6,338 Waters Corp* 281,407
15,159 Zimmer Holdings Inc ^^* 859,818
$12,486,958

OFFICE EQUIPMENT & SUPPLIES --- 0.24%
6,701 Avery Dennison Corp 389,060
13,542 Pitney Bowes Inc 559,285
55,986 Xerox Corp* 778,765
$1,727,110

OIL & GAS --- 9.96%
27,972 Anadarko Petroleum Corp 1,333,985
20,160 Apache Corp 1,375,920
19,600 BJ Services Co 730,296
20,777 Baker Hughes Inc 1,700,597
25,150 Chesapeake Energy Corp ^^ 760,788
135,245 Chevron Corp (1) 8,393,305
100,700 ConocoPhillips 6,598,871
26,864 Devon Energy Corp 1,622,854
14,802 EOG Resources ^^ 1,026,371
42,407 El Paso Corp ^^ 635,681
369,136 Exxon Mobil Corp (1) 22,646,481
31,522 Halliburton Co 2,339,248
14,714 Hess Corp 777,635
13,850 Kerr-McGee Corp 960,498
6,397 Kinder Morgan Inc 638,996

22,105 Marathon Oil Corp 1,841,346
10,150 Murphy Oil Corp 566,979
18,924 Nabors Industries Ltd 639,442
10,700 National-Oilwell Inc* 677,524
8,411 Noble Corp ^^ 625,947
26,132 Occidental Petroleum Corp 2,679,837
6,724 Rowan Cos Inc 239,307
72,010 Schlumberger Ltd 4,688,571
8,074 Sunoco Inc 559,447
19,816 Transocean Inc* 1,591,621
37,550 Valero Energy Corp 2,497,826
21,250 Weatherford International Ltd 1,054,425
36,307 Williams Cos Inc ^^ 848,132
22,216 XTO Energy Inc 983,502
$71,035,432

PAPER & FOREST PRODUCTS --- 0.33%
30,076 International Paper Co 971,455
6,457 Louisiana-Pacific Corp 141,408
11,053 MeadWestvaco Corp 308,710
15,038 Weyerhaeuser Co 936,116
$2,357,689

PERSONAL LOANS --- 0.97%
75,269 American Express Co 4,005,816
18,499 Capital One Financial Corp 1,580,740
25,069 SLM Corp 1,326,651
$6,913,207

PHARMACEUTICALS --- 6.34%
93,131 Abbott Laboratories 4,061,443
9,319 Allergan Inc 999,556
6,500 Barr Laboratories Inc* 309,985
119,960 Bristol-Myers Squibb Co 3,102,166
68,947 Eli Lilly & Co 3,810,701
19,893 Forest Laboratories Inc* 769,660
180,669 Johnson & Johnson (1) 10,825,686
14,749 King Pharmaceuticals Inc* 250,733
133,140 Merck & Co Inc 4,850,290
12,800 Mylan Laboratories Inc ^^ 256,000
446,996 Pfizer Inc (1) 10,490,996
90,350 Schering-Plough Corp 1,719,361
6,184 Watson Pharmaceuticals Inc* 143,964
82,102 Wyeth 3,646,150
$45,236,691

PHOTOGRAPHY/IMAGING --- 0.06%
17,481 Eastman Kodak Co ^^ 415,698
$415,698

POLLUTION CONTROL --- 0.19%
14,714 Allied Waste Industries Inc ^^* 167,151
33,239 Waste Management Inc 1,192,615
$1,359,766

PRINTING & PUBLISHING --- 0.45%
3,596 Dow Jones & Co Inc ^^ 125,896
14,511 Gannett Co Inc 811,600

21,826 McGraw-Hill Cos Inc 1,096,320
2,561 Meredith Corp 126,872
8,829 New York Times Co ^^ 216,664
13,168 RR Donnelley & Sons Co 420,718
13,329 Tribune Co ^^ 432,259
$3,230,329

RAILROADS --- 0.78%
22,251 Burlington Northern Santa Fe Corp 1,763,392
13,549 CSX Corp 954,392
25,279 Norfolk Southern Corp 1,345,348
16,445 Union Pacific Corp 1,528,727
$5,591,859

REAL ESTATE --- 0.94%
5,926 Apartment Investment & Management Co REIT 257,485
13,050 Archstone-Smith Trust REIT 663,854
5,600 Boston Properties Inc REIT 506,240
22,341 Equity Office Properties Trust REIT ^^ 815,670
17,781 Equity Residential REIT 795,344
12,900 Kimco Realty Corp REIT ^^ 470,721
11,227 Plum Creek Timber Co Inc REIT 398,559
14,951 ProLogis Trust REIT 779,246
5,050 Public Storage Inc REIT 383,295
11,197 Simon Property Group Inc REIT 928,679
7,250 Vornado Realty Trust REIT 707,238
$6,706,331

RESTAURANTS --- 0.82%

7,843 Darden Restaurants Inc 309,014
76,010 McDonald's Corp 2,553,936
46,826 Starbucks Corp 1,768,150
7,117 Wendy's International Inc 414,850
16,577 Yum! Brands Inc 833,326
$5,879,276

RETAIL --- 5.50%
18,850 Amazon.com Inc ^^* 729,118
9,042 AutoNation Inc ^^* 193,860
3,258 AutoZone Inc* 287,356
17,211 Bed Bath & Beyond Inc* 570,889
24,555 Best Buy Co Inc 1,346,596
6,949 Big Lots Inc ^^* 118,689
49,918 CVS Corp 1,532,483
9,165 Circuit City Stores Inc ^^ 249,471
28,771 Costco Wholesale Corp 1,643,687
3,755 Dillard's Inc ^^ 119,597
19,017 Dollar General Corp 265,858
9,440 Family Dollar Stores Inc 230,619
33,760 Federated Department Stores Inc 1,235,616
33,527 Gap Inc 583,370
126,091 Home Depot Inc 4,512,797
14,317 JC Penney Co Inc ^^ 966,541
20,755 Kohl's Corp* 1,227,036
44,095 Kroger Co ^^ 963,917
20,931 Limited Brands Inc 535,624
47,338 Lowe's Cos Inc 2,871,996
13,126 Nordstrom Inc 479,099

17,546 Office Depot Inc* 666,748
4,327 OfficeMax Inc ^^ 176,325
8,247 RadioShack Corp 115,458
12,445 SUPERVALU Inc 382,062
27,450 Safeway Inc 713,700
5,926 Sears Holding Corp ^^* 917,582
6,807 Sherwin-Williams Co 323,196
44,424 Staples Inc 1,080,392
27,844 TJX Cos Inc 636,514
52,654 Target Corp 2,573,201
8,553 Tiffany & Co ^^ 282,420
152,524 Wal-Mart Stores Inc (1) 7,347,081
61,631 Walgreen Co 2,763,534
8,550 Whole Foods Market Inc ^^ 552,672
$39,195,104

SHOES --- 0.13%
11,519 NIKE Inc Class B 933,039
$933,039

SPECIALIZED SERVICES --- 0.62%
8,553 Apollo Group Inc* 441,934
60,992 Cendant Corp 993,560
8,396 Cintas Corp 333,825
7,819 Equifax Inc 268,504
20,022 H&R Block Inc 477,725
26,598 Interpublic Group of Cos Inc ^^* 222,093
7,809 Monster Worldwide Inc* 333,132
10,429 Omnicom Group Inc 929,120

10,481 Robert Half International Inc 440,202
$4,440,095

TELEPHONE & TELECOMMUNICATIONS --- 3.28%
23,758 ALLTEL Corp 1,516,473
237,193 AT&T Inc 6,615,313
110,339 BellSouth Corp 3,994,272
7,095 CenturyTel Inc ^^ 263,579
19,813 Citizens Communications Co 258,560
9,070 Embarq Corp* 371,779
95,468 Qwest Communications International Inc* 772,336
181,701 Sprint Corp 3,632,203
177,952 Verizon Communications 5,959,612
$23,384,127

TEXTILES --- 0.21%
23,450 Coach Inc* 701,155
6,862 Jones Apparel Group Inc 218,143
6,382 Liz Claiborne Inc 236,517
5,374 VF Corp 365,002
$1,520,817

TOBACCO --- 1.46%
127,386 Altria Group Inc (1) 9,353,954
5,235 Reynolds American Inc ^^ 603,596
9,855 UST Inc 445,347
$10,402,897

UTILITIES --- 0.92%

40,146 AES Corp* 740,694
13,471 CMS Energy Corp ^^* 174,315
10,910 Constellation Energy Group 594,813
75,340 Duke Energy Corp 2,212,736
22,516 Dynegy Inc Class A* 123,163
10,653 KeySpan Corp 430,381
2,713 NICOR Inc ^^ 112,590
16,606 NiSource Inc 362,675
2,315 Peoples Energy Corp 83,132
15,338 Public Service Enterprise Group Inc 1,014,149
15,824 Sempra Energy 719,676
$6,568,324

TOTAL COMMON STOCK --- 98.38% $701,420,845
(Cost $592,396,018)

SHORT-TERM INVESTMENTS

Par Value ($) Value ($)
--------------------------------------------------------------------------------
6,900,000 Farmer Mac 6,898,160
4.870%, July 3, 2006
4,205,000 Federal Home Loan Bank 4,203,868
4.970%, July 3, 2006
435,000 United States of America (1) 427,798
4.890%, November 2, 2006

TOTAL SHORT-TERM INVESTMENTS --- 1.62% $11,529,826
(Cost $11,529,826)

TOTAL MAXIM S&P 500 INDEX (R) PORTFOLIO --- 100% $712,950,671
(Cost $603,925,844)

Legend
* Non-income Producing Security
(1) Collateral or Segregated Assets for Futures
REIT - Real Estate Investment Trust
^^ A portion or all of the security is on loan at June 30, 2006.

See Notes to Financial Statements.

Maxim Series Fund, Inc.

Summary of Investments by Country

Maxim MFS® International Growth Portfolio
June 30, 2006
Unaudited

		% of Portfolio
Country	Value ($)	Investments
Australia	$2,378,208	1.23%
Austria	1,647,826	0.85%
Brazil	1,035,643	0.53%
Canada	1,685,250	0.87%
France	41,867,388	21.61%
Germany	6,955,982	3.59%
Hong Kong	6,751,533	3.48%
Hungary	-	0.00%
Indonesia	1,074,016	0.55%
Israel	-	0.00%
Italy	6,570,924	3.39%
Japan	31,214,924	16.10%
Korea	6,167,345	3.18%
Mexico	2,085,480	1.08%
Netherlands	-	0.00%
Poland	-	0.00%
Singapore	2,429,608	1.25%
Spain	6,400,869	3.30%
Sweden	3,919,619	2.02%
Switzerland	26,669,661	13.76%
Thailand	1,078,936	0.56%
United Kingdom	41,829,668	21.58%
United States	2,069,436	1.07%
	$193,832,316	100.00%

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006
UNAUDITED
1.
1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim MFS® International Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is currently offered only as an investment option for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.20% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

Effective April 1, 2006, GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, became the principal underwriter to distribute and market the Portfolio. Prior to that date, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, was the principal underwriter. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2006, there were thirty-four Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $56,250 for the six months ended June 30, 2006. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $60,412,517 and $122,223,950, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2006, the U.S. Federal income tax cost basis was $162,068,652. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $35,872,841 and gross depreciation of securities in which there was an excess of tax cost over value of $4,109,178 resulting in net appreciation of $31,763,663.

5.	DISTRIBUTIONS TO SHAREHOLDERS

At June 30, 2006, the U.S. Federal income tax cost basis was $162,068,652. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $35,872,841 and gross depreciation of securities in which there was an excess of tax cost over value of $4,109,178 resulting in net appreciation of $31,763,663.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

Investment Advisory Contract Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 18, 2006 (the "Meeting"), the continuation of the Investment Advisory Agreement between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM") and the Sub-Advisory Agreements between MCM and each of the following Sub-Advisers: Alliance Capital Management, L.P.; Ariel Capital Management, LLC; BNY Investment Advisors; Federated Investment Management Company; INVESCO Global Asset Management (N.A.), Inc.; Franklin Advisers, Inc.; Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; Salomon Brothers Asset Management Company Inc.; T. Rowe Price Associates, Inc.; and Trusco Capital Management, Inc.

Based on its review of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"), the information described below, and such considerations as the Board deemed relevant, the Board concluded that the terms of the Agreements are fair and reasonable, and that the advisory and sub-advisory fee rates provided in the Agreements are fair and reasonable in relation to the services rendered.

The Independent Directors met separately on March 28, 2006, with independent legal counsel to review and evaluate in advance of the Meeting information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Agreements. In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that information regarding performance is provided to the Board on an ongoing basis at regular meetings of the Board held throughout the year. Discussed below are the principal factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. In approving the Agreements, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Under the terms of the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Under the terms of the Sub-Advisory Agreements noted above, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell, or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

Nature, Extent and Quality of Services.

The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by MCM to each Portfolio and by each Sub-Adviser to the applicable Portfolio(s). In this regard, the Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, MCM's and each Sub-Adviser's overall financial condition, technical resources, and operational capabilities. Consideration was given to the fact that at regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio, and the performance of each Portfolio. The Board also considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided.

Investment Performance.

The Board considered and concluded that, as to each Portfolio, it was satisfied with the investment performance of the Portfolios or satisfied with the steps being taken to address under-performance. The Board reviewed information regarding the investment performance of each Portfolio, as compared against various benchmarks and the performance of similar funds. For each Portfolio, the performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2005, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings. The Board considered the composition of each Portfolio's "peer" funds, as determined by MCM, based on the Portfolio's Morningstar category. The Board noted in each case how the Portfolios performed relative to the short- and long-term returns of applicable benchmarks and peer funds.

Costs and Profitability.

The Board considered the cost of services to be provided and profits to be realized by MCM and each Sub-Adviser and their affiliates from their relationships with the Portfolios. The Board concluded that the cost of services and the profitability of MCM and, to the extent such information was available, the Sub-Advisers, were reasonable in relation to the nature, extent and quality of the services rendered. With respect to the cost of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers, as determined by MCM based on each Portfolio's Morningstar category. The Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

The Board considered the overall financial soundness of MCM and each Sub-Adviser and the profits to be realized by MCM and its affiliates and, to the extent practicable, the Sub-Adviser and its affiliates. The Board requested and reviewed the financial statements of and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability among advisers because comparative information is not generally available to the public and, when available, is qualified by various assumptions and other factors.

Economies of Scale.

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, the profitability and financial condition of MCM, and the current level of Portfolio assets. The Board concluded that the Portfolios were not of sufficient size to identify economies of scale, and that no changes were currently necessary to reflect economies of scale.

Other Factors.

The Board also considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board also considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that management and sub-advisory fees were reasonable, taking into account the ancillary benefits.

ITEM 2.         CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date: August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date: August 25, 2006

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date: August 25, 2006